Summary of Significant Accounting Policies - Schedule of Intangible Assets Estimated Useful Lives (Details)	Sep. 30, 2025
Land use rights [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Useful life	50 years
Trademark [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Useful life	5 years
Software [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Useful life	3 years